Regulatory Matters Regulatory Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Metro Bancorp, Inc. [Member]	Dec. 31, 2011 Metro Bancorp, Inc. [Member]	Dec. 31, 2012 Metro Bank [Member]	Dec. 31, 2011 Metro Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual Amount		$ 264,944,000	$ 260,405,000	$ 253,852,000	$ 238,919,000
Total capital, Actual Ratio		15.22%	15.36%	14.59%	14.12%
Total capital, For Capital Adequacy Purposes, Amount		139,227,000	135,637,000	139,160,000	135,358,000
Total capital, For Capital Adequacy Purposes, Ratio		8.00%	8.00%	8.00%	8.00%
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				173,950,000	169,197,000
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				10.00%	10.00%
Tier 1 capital, Actual Amount		243,147,000	239,206,000	232,065,000	217,764,000
Tier 1 capital, Actual Ratio		13.97%	14.11%	13.34%	12.87%
Tier 1 capital, For Capital Adequacy Purposes, Amount		69,614,000	67,818,000	69,580,000	67,679,000
Tier 1 capital, For Capital Adequacy Purposes, Ratio		4.00%	4.00%	4.00%	4.00%
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				104,370,000	101,518,000
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				6.00%	6.00%
Leverage ratio, Actual Amount		243,147,000	239,206,000	232,065,000	217,764,000
Leverage ratio, Actual Ratio		9.61%	9.99%	9.18%	9.10%
Leverage ratio, For Capital Adequacy Purposes, Amount		101,172,000	95,797,000	101,167,000	95,747,000
Leverage ratio, For Capital Adequacy Purposes, Ratio		4.00%	4.00%	4.00%	4.00%
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				126,459,000	119,684,000
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				5.00%	5.00%
Civil money penalty, nonrecurring	$ 1,500,000.0